Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 001	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	$ 9,384,016,625,000
Participant loan, current value	$ 42,458,397,000
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	3.50%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	10.50%
Short-term investments
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	$ 9,997,696,000
HPE common stock fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	84,623,946,000
Common collective trusts at NAV
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,987,845,892,000
Collective investment trusts at NAV
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	4,168,228,777,000
Synthetic Investment Contracts:
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	350,343,277,000
Synthetic Investment Contracts: | American General Life Ins
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	58,394,951,000
Synthetic Investment Contracts: | Massmutal
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	58,385,917,000
Synthetic Investment Contracts: | Met Tower Life
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	58,388,783,000
Synthetic Investment Contracts: | Nationwide Life Insurance
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	58,396,138,000
Synthetic Investment Contracts: | Pacific Life Insurance
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	58,389,244,000
Synthetic Investment Contracts: | State Street Bank
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	58,388,244,000
Common stocks
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	31,647,117,000
Investment, Identifier [Axis]: *Fidelity | Fidelity Govt Money Market Fund 1
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	9,455,565,000
Investment, Identifier [Axis]: *Fidelity | Fidelity Govt Money Market Fund 2
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	426,638,000
Investment, Identifier [Axis]: *Hewlett Packard Enterprise Company Common Stock | State Street Govt Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	84,197,308,000
Investment, Identifier [Axis]: *State Street | State Street Govt Short Term Investment Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	542,131,000
Investment, Identifier [Axis]: American General Life Ins | Invesco Trust Co. | Dodge & Cox Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,083,598,000
Investment, Identifier [Axis]: American General Life Ins | Invesco Trust Co. | Invesco Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,081,382,000
Investment, Identifier [Axis]: American General Life Ins | Invesco Trust Co. | Invesco Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	6,164,778,000
Investment, Identifier [Axis]: American General Life Ins | Invesco Trust Co. | Invesco Short Term Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	27,576,589,000
Investment, Identifier [Axis]: American General Life Ins | Invesco Trust Co. | Jennison Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	6,163,521,000
Investment, Identifier [Axis]: American General Life Ins | Invesco Trust Co. | Loomis Sayles Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,081,140,000
Investment, Identifier [Axis]: American General Life Ins | Invesco Trust Co. | Loomis Sayles Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,079,491,000
Investment, Identifier [Axis]: American General Life Ins | Invesco Trust Co. | Pimco Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,081,568,000
Investment, Identifier [Axis]: American General Life Ins | Invesco Trust Co. | Pimco Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,082,884,000
Investment, Identifier [Axis]: Blackrock | ACWI EX-US Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	224,593,404,000
Investment, Identifier [Axis]: Blackrock | Russell 1000 Index Fd Cl F
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,132,469,238,000
Investment, Identifier [Axis]: Blackrock | Russell 2500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	451,774,340,000
Investment, Identifier [Axis]: Blackrock | US Debt Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	179,008,910,000
Investment, Identifier [Axis]: Comerica Bank & Trust, N.A. | Frontier Small Cap Growth CIT Class A
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	19,421,622,000
Investment, Identifier [Axis]: Common Stocks | AXIS Capital Holdings Limited
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	569,933,000
Investment, Identifier [Axis]: Common Stocks | Alight, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	96,445,000
Investment, Identifier [Axis]: Common Stocks | AptarGroup, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	690,416,000
Investment, Identifier [Axis]: Common Stocks | Armstrong World Industries, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	293,912,000
Investment, Identifier [Axis]: Common Stocks | Assured Guaranty Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	862,303,000
Investment, Identifier [Axis]: Common Stocks | BJ's Wholesale Club Holdings, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	1,156,705,000
Investment, Identifier [Axis]: Common Stocks | BellRing Brands, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	388,922,000
Investment, Identifier [Axis]: Common Stocks | BioMarin Pharmaceutical Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	460,345,000
Investment, Identifier [Axis]: Common Stocks | CACI International Inc
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	557,852,000
Investment, Identifier [Axis]: Common Stocks | CNA Financial Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	343,919,000
Investment, Identifier [Axis]: Common Stocks | CNH Industrial N.V.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	288,669,000
Investment, Identifier [Axis]: Common Stocks | Cannae Holdings, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	295,520,000
Investment, Identifier [Axis]: Common Stocks | CoreCivic, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	922,898,000
Investment, Identifier [Axis]: Common Stocks | Delek US Holdings, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	324,629,000
Investment, Identifier [Axis]: Common Stocks | Dole plc
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	260,991,000
Investment, Identifier [Axis]: Common Stocks | EVERTEC, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	164,969,000
Investment, Identifier [Axis]: Common Stocks | Embecta Corp.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	228,654,000
Investment, Identifier [Axis]: Common Stocks | Enovis Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	202,784,000
Investment, Identifier [Axis]: Common Stocks | GXO Logistics, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	657,105,000
Investment, Identifier [Axis]: Common Stocks | Genworth Financial, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	816,104,000
Investment, Identifier [Axis]: Common Stocks | HF Sinclair Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	276,664,000
Investment, Identifier [Axis]: Common Stocks | Haemonetics Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	490,839,000
Investment, Identifier [Axis]: Common Stocks | Howard Hughes Holdings Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	246,888,000
Investment, Identifier [Axis]: Common Stocks | Hub Group, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	412,507,000
Investment, Identifier [Axis]: Common Stocks | Huntington Ingalls Industries, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	456,034,000
Investment, Identifier [Axis]: Common Stocks | ICON Public Limited Company
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	745,280,000
Investment, Identifier [Axis]: Common Stocks | ICU Medical, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	569,539,000
Investment, Identifier [Axis]: Common Stocks | Ingles Markets, Incorporated
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	349,948,000
Investment, Identifier [Axis]: Common Stocks | Insperity, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	162,779,000
Investment, Identifier [Axis]: Common Stocks | International Flavors & Fragrances Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	456,769,000
Investment, Identifier [Axis]: Common Stocks | Janus International Group, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	152,153,000
Investment, Identifier [Axis]: Common Stocks | LGI Homes, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	207,110,000
Investment, Identifier [Axis]: Common Stocks | LKQ Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	357,085,000
Investment, Identifier [Axis]: Common Stocks | Lithia Motors, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	964,754,000
Investment, Identifier [Axis]: Common Stocks | MDU Resources Group, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	536,429,000
Investment, Identifier [Axis]: Common Stocks | Maximus, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	336,821,000
Investment, Identifier [Axis]: Common Stocks | McGrath RentCorp
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	1,027,684,000
Investment, Identifier [Axis]: Common Stocks | Murphy USA Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	993,063,000
Investment, Identifier [Axis]: Common Stocks | NCR Voyix Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	162,129,000
Investment, Identifier [Axis]: Common Stocks | Nomad Foods Limited
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	272,743,000
Investment, Identifier [Axis]: Common Stocks | NorthWestern Energy Group, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	471,787,000
Investment, Identifier [Axis]: Common Stocks | Ovintiv Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	92,606,000
Investment, Identifier [Axis]: Common Stocks | Owens Corning
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	348,152,000
Investment, Identifier [Axis]: Common Stocks | P10, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	238,864,000
Investment, Identifier [Axis]: Common Stocks | Paycom Software, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	327,485,000
Investment, Identifier [Axis]: Common Stocks | Permian Resources Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	538,289,000
Investment, Identifier [Axis]: Common Stocks | PriceSmart, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	366,538,000
Investment, Identifier [Axis]: Common Stocks | Pursuit Attractions and Hospitality, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	248,154,000
Investment, Identifier [Axis]: Common Stocks | Rentokil Initial plc
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	520,323,000
Investment, Identifier [Axis]: Common Stocks | Science Applications International Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	305,201,000
Investment, Identifier [Axis]: Common Stocks | Smith & Nephew plc
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	471,316,000
Investment, Identifier [Axis]: Common Stocks | Southwest Gas Holdings, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	415,944,000
Investment, Identifier [Axis]: Common Stocks | TD SYNNEX Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	369,566,000
Investment, Identifier [Axis]: Common Stocks | TXNM Energy, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	245,530,000
Investment, Identifier [Axis]: Common Stocks | Talen Energy Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	129,320,000
Investment, Identifier [Axis]: Common Stocks | The Cooper Companies, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	707,151,000
Investment, Identifier [Axis]: Common Stocks | Tripadvisor, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	260,129,000
Investment, Identifier [Axis]: Common Stocks | UFP Industries, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	395,157,000
Investment, Identifier [Axis]: Common Stocks | UniFirst Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	932,864,000
Investment, Identifier [Axis]: Common Stocks | United Parks & Resorts Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	485,258,000
Investment, Identifier [Axis]: Common Stocks | Vail Resorts, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	434,787,000
Investment, Identifier [Axis]: Common Stocks | Verra Mobility Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	343,814,000
Investment, Identifier [Axis]: Common Stocks | Vontier Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	631,911,000
Investment, Identifier [Axis]: Common Stocks | WESCO International, Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	452,339,000
Investment, Identifier [Axis]: Common Stocks | WEX Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	698,567,000
Investment, Identifier [Axis]: Common Stocks | White Mountains Insurance Group, Ltd.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	246,937,000
Investment, Identifier [Axis]: Common Stocks | WillScot Holdings Corporation
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	165,822,000
Investment, Identifier [Axis]: Common Stocks | Yelp Inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	1,317,471,000
Investment, Identifier [Axis]: Common Stocks | ePlus inc.
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	725,542,000
Investment, Identifier [Axis]: Global Trust Company | Victory Integrity Small-Mid Cap Value Collective Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	42,817,498,000
Investment, Identifier [Axis]: Global Trust Company | William Blair Small-Mid Cap Growth Collective Investment Fund Class 5
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	19,214,947,000
Investment, Identifier [Axis]: Massmutual | Invesco Trust Co. | Dodge & Cox Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,083,121,000
Investment, Identifier [Axis]: Massmutual | Invesco Trust Co. | Invesco Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,080,905,000
Investment, Identifier [Axis]: Massmutual | Invesco Trust Co. | Invesco Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	6,163,825,000
Investment, Identifier [Axis]: Massmutual | Invesco Trust Co. | Invesco Short Term Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	27,572,320,000
Investment, Identifier [Axis]: Massmutual | Invesco Trust Co. | Jennison Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	6,162,568,000
Investment, Identifier [Axis]: Massmutual | Invesco Trust Co. | Loomis Sayles Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,080,664,000
Investment, Identifier [Axis]: Massmutual | Invesco Trust Co. | Loomis Sayles Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,079,015,000
Investment, Identifier [Axis]: Massmutual | Invesco Trust Co. | Pimco Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,081,092,000
Investment, Identifier [Axis]: Massmutual | Invesco Trust Co. | Pimco Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,082,407,000
Investment, Identifier [Axis]: Mercer Trust Company | Birthdate Fund 1950 CIT Share Class 2
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	204,472,989,000
Investment, Identifier [Axis]: Mercer Trust Company | Birthdate Fund 1955 CIT Share Class 2
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	132,159,257,000
Investment, Identifier [Axis]: Mercer Trust Company | Birthdate Fund 1960 CIT Share Class 2
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	433,083,327,000
Investment, Identifier [Axis]: Mercer Trust Company | Birthdate Fund 1965 CIT Share Class 2
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	620,316,276,000
Investment, Identifier [Axis]: Mercer Trust Company | Birthdate Fund 1970 CIT Share Class 2
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	564,213,173,000
Investment, Identifier [Axis]: Mercer Trust Company | Birthdate Fund 1975 CIT Share Class 2
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	403,086,068,000
Investment, Identifier [Axis]: Mercer Trust Company | Birthdate Fund 1980 CIT Share Class 2
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	324,207,454,000
Investment, Identifier [Axis]: Mercer Trust Company | Birthdate Fund 1985 CIT Share Class 2
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	254,068,813,000
Investment, Identifier [Axis]: Mercer Trust Company | Birthdate Fund 1990 CIT Share Class 2
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	330,701,792,000
Investment, Identifier [Axis]: Mercer Trust Company | Conservative Portfolio
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	136,073,102,000
Investment, Identifier [Axis]: Mercer Trust Company | Diversified Real Asset Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	105,839,033,000
Investment, Identifier [Axis]: Mercer Trust Company | Non-US Equity Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	332,543,455,000
Investment, Identifier [Axis]: Mercer Trust Company | US Core Plus Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	188,108,235,000
Investment, Identifier [Axis]: Met Tower Life | Invesco Trust Co. | Dodge & Cox Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,083,272,000
Investment, Identifier [Axis]: Met Tower Life | Invesco Trust Co. | Invesco Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,081,056,000
Investment, Identifier [Axis]: Met Tower Life | Invesco Trust Co. | Invesco Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	6,164,128,000
Investment, Identifier [Axis]: Met Tower Life | Invesco Trust Co. | Invesco Short Term Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	27,573,673,000
Investment, Identifier [Axis]: Met Tower Life | Invesco Trust Co. | Jennison Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	6,162,871,000
Investment, Identifier [Axis]: Met Tower Life | Invesco Trust Co. | Loomis Sayles Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,080,815,000
Investment, Identifier [Axis]: Met Tower Life | Invesco Trust Co. | Loomis Sayles Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,079,166,000
Investment, Identifier [Axis]: Met Tower Life | Invesco Trust Co. | Pimco Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,081,243,000
Investment, Identifier [Axis]: Met Tower Life | Invesco Trust Co. | Pimco Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,082,559,000
Investment, Identifier [Axis]: Nationwide Life Insurance | Invesco Trust Co. | Dodge & Cox Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,083,688,000
Investment, Identifier [Axis]: Nationwide Life Insurance | Invesco Trust Co. | Invesco Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,081,472,000
Investment, Identifier [Axis]: Nationwide Life Insurance | Invesco Trust Co. | Invesco Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	6,164,958,000
Investment, Identifier [Axis]: Nationwide Life Insurance | Invesco Trust Co. | Invesco Short Term Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	27,576,875,000
Investment, Identifier [Axis]: Nationwide Life Insurance | Invesco Trust Co. | Jennison Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	6,163,701,000
Investment, Identifier [Axis]: Nationwide Life Insurance | Invesco Trust Co. | Loomis Sayles Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,081,231,000
Investment, Identifier [Axis]: Nationwide Life Insurance | Invesco Trust Co. | Loomis Sayles Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,079,581,000
Investment, Identifier [Axis]: Nationwide Life Insurance | Invesco Trust Co. | Pimco Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,081,658,000
Investment, Identifier [Axis]: Nationwide Life Insurance | Invesco Trust Co. | Pimco Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,082,974,000
Investment, Identifier [Axis]: Pacific Life Insurance | Invesco Trust Co. | Dodge & Cox Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,083,324,000
Investment, Identifier [Axis]: Pacific Life Insurance | Invesco Trust Co. | Invesco Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,081,108,000
Investment, Identifier [Axis]: Pacific Life Insurance | Invesco Trust Co. | Invesco Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	6,164,231,000
Investment, Identifier [Axis]: Pacific Life Insurance | Invesco Trust Co. | Invesco Short Term Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	27,573,619,000
Investment, Identifier [Axis]: Pacific Life Insurance | Invesco Trust Co. | Jennison Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	6,162,973,000
Investment, Identifier [Axis]: Pacific Life Insurance | Invesco Trust Co. | Loomis Sayles Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,080,867,000
Investment, Identifier [Axis]: Pacific Life Insurance | Invesco Trust Co. | Loomis Sayles Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,079,217,000
Investment, Identifier [Axis]: Pacific Life Insurance | Invesco Trust Co. | Pimco Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,081,295,000
Investment, Identifier [Axis]: Pacific Life Insurance | Invesco Trust Co. | Pimco Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,082,610,000
Investment, Identifier [Axis]: Self-Directed Brokerage Accounts
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	751,329,920,000
Investment, Identifier [Axis]: State Street Bank | Invesco Trust Co. | Dodge & Cox Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,083,244,000
Investment, Identifier [Axis]: State Street Bank | Invesco Trust Co. | Invesco Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,081,029,000
Investment, Identifier [Axis]: State Street Bank | Invesco Trust Co. | Invesco Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	6,164,072,000
Investment, Identifier [Axis]: State Street Bank | Invesco Trust Co. | Invesco Short Term Bond Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	27,573,413,000
Investment, Identifier [Axis]: State Street Bank | Invesco Trust Co. | Jennison Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	6,162,815,000
Investment, Identifier [Axis]: State Street Bank | Invesco Trust Co. | Loomis Sayles Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,080,787,000
Investment, Identifier [Axis]: State Street Bank | Invesco Trust Co. | Loomis Sayles Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,079,138,000
Investment, Identifier [Axis]: State Street Bank | Invesco Trust Co. | Pimco Core Fixed Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,081,215,000
Investment, Identifier [Axis]: State Street Bank | Invesco Trust Co. | Pimco Intermediate Fund
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	3,082,531,000
Investment, Identifier [Axis]: State Street Global Advisors Trust Company | State Street Russell Small/Mid Cap® Index Securities Lending Series Fund Class I
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	8,984,377,000
Investment, Identifier [Axis]: Wellington Trust Company | Wellington CIF II SMID Cap Research S7
EBP, Schedule of Asset Held for Investment [Line Items]
TOTAL INVESTMENTS	$ 48,917,359,000